ETF Managers Trust
30 Maple Street, 2nd Floor
Summit, New Jersey 07901

March 19, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Managers Trust (the “Trust”)
File Nos.: 333-182274 and 811-22310

Ladies and Gentlemen:
Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add four new series, the ETFMG Prime 2x Daily Junior Silver Miners ETF, ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF, ETFMG 2x Daily Travel Tech ETF, and ETFMG 2x Daily Video Game Tech ETF, is Post-Effective Amendment No. 135 and Amendment No. 137 to the Trust’s Registration Statement on Form N-1A.
If you have any questions regarding the enclosed, please do not hesitate to contact Kent Barnes at 414‑550-7433 or kent.barnes@usbank.com.
Sincerely,

/s/ Kent Barnes
Kent Barnes
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust